AB Discovery Value Fund

Portfolio of Investments

August 31, 2022 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.2%
Industrials – 22.4%
Aerospace & Defense – 1.1%
Spirit AeroSystems Holdings, Inc. - Class A	1,060,680	$31,926,468

Airlines – 0.7%
Alaska Air Group, Inc.(a)	269,844	11,754,405
SkyWest, Inc.(a)	343,591	7,315,052

		19,069,457

Building Products – 1.0%
Masonite International Corp.(a)	327,937	26,831,805

Commercial Services & Supplies – 0.9%
MillerKnoll, Inc.(b)	853,964	23,637,723

Construction & Engineering – 5.1%
AECOM	621,820	45,486,133
Arcosa, Inc.	684,720	40,021,884
Dycom Industries, Inc.(a)	261,170	29,282,380
WillScot Mobile Mini Holdings Corp.(a)	726,370	29,156,492

		143,946,889

Electrical Equipment – 3.8%
Regal Rexnord Corp.	265,203	36,489,281
Sensata Technologies Holding PLC	660,040	26,586,411
Vertiv Holdings Co.	3,849,630	44,386,234

		107,461,926

Machinery – 2.0%
Oshkosh Corp.	313,020	24,966,475
Timken Co. (The)	489,350	30,824,157

		55,790,632

Marine – 2.3%
Kirby Corp.(a)	588,980	39,496,999
Star Bulk Carriers Corp.(b)	1,322,200	25,849,010

		65,346,009

Professional Services – 1.5%
Korn Ferry	308,100	18,769,452
Robert Half International, Inc.	288,875	22,234,709

		41,004,161

Road & Rail – 2.8%
Knight-Swift Transportation Holdings, Inc.(b)	819,113	41,373,398
XPO Logistics, Inc.(a)	720,120	37,748,690

		79,122,088

Trading Companies & Distributors – 1.2%
Herc Holdings, Inc.	304,260	34,238,378

		628,375,536

Company	Shares	U.S. $ Value

Financials – 21.2%
Banks – 13.4%
Comerica, Inc.	586,513	$47,096,994
First BanCorp./Puerto Rico(b)	2,902,160	41,500,888
First Citizens BancShares, Inc./NC - Class A(b)	67,062	54,451,662
First Hawaiian, Inc.(b)	1,506,830	38,740,599
Synovus Financial Corp.	922,023	37,028,444
Texas Capital Bancshares, Inc.(a)	631,565	37,281,282
Webster Financial Corp.	700,909	32,977,768
Wintrust Financial Corp.	471,730	39,785,708
Zions Bancorp NA	835,548	45,980,206

		374,843,551

Capital Markets – 2.4%
Moelis & Co. - Class A	707,368	29,468,951
Stifel Financial Corp.	655,440	38,874,146

		68,343,097

Insurance – 4.2%
American Financial Group, Inc./OH	260,556	33,267,790
Hanover Insurance Group, Inc. (The)	257,591	33,329,700
Kemper Corp.(b)	556,550	25,601,300
Selective Insurance Group, Inc.	333,895	26,517,941

		118,716,731

Thrifts & Mortgage Finance – 1.2%
BankUnited, Inc.	919,995	34,085,815

		595,989,194

Consumer Discretionary – 14.1%
Auto Components – 2.2%
Dana, Inc.	1,530,191	23,672,055
Goodyear Tire & Rubber Co. (The)(a)	2,715,720	38,101,551

		61,773,606

Diversified Consumer Services – 1.0%
ADT, Inc.(b)	3,769,400	27,478,926

Hotels, Restaurants & Leisure – 3.7%
Dine Brands Global, Inc.(b)	433,530	28,873,098
Hilton Grand Vacations, Inc.(a)	655,760	26,741,893
Papa John’s International, Inc.(b)	367,769	29,726,768
Scientific Games Corp./DE - Class A(a)	398,130	19,599,940

		104,941,699

Household Durables – 1.5%
KB Home	818,880	23,460,912
Taylor Morrison Home Corp.(a)	759,410	19,068,785

		42,529,697

Specialty Retail – 2.3%
Sally Beauty Holdings, Inc.(a)	1,929,210	28,706,645

Company	Shares	U.S. $ Value

Williams-Sonoma, Inc.(b)	232,547	$34,591,366

		63,298,011

Textiles, Apparel & Luxury Goods – 3.4%
Carter’s, Inc.(b)	420,770	31,073,865
Ralph Lauren Corp.(b)	361,670	33,031,321
Tapestry, Inc.	935,860	32,502,418

		96,607,604

		396,629,543

Information Technology – 8.7%
Communications Equipment – 1.4%
Lumentum Holdings, Inc.(a) (b)	460,850	38,504,018

Electronic Equipment, Instruments & Components – 2.2%
Avnet, Inc.	726,239	31,874,630
Belden, Inc.(b)	452,822	29,650,784

		61,525,414

IT Services – 0.9%
Genpact Ltd.	516,598	24,269,774

Semiconductors & Semiconductor Equipment – 1.3%
Kulicke & Soffa Industries, Inc.(b)	336,672	14,153,691
ON Semiconductor Corp.(a) (b)	339,850	23,371,484

		37,525,175

Software – 2.9%
ACI Worldwide, Inc.(a)	1,430,270	33,897,399
CommVault Systems, Inc.(a)	510,795	27,731,060
NortonLifeLock, Inc.	882,620	19,938,386

		81,566,845

		243,391,226

Health Care – 8.0%
Health Care Equipment & Supplies – 2.4%
Envista Holdings Corp.(a)	939,380	34,841,604
Integra LifeSciences Holdings Corp.(a)	658,490	31,416,558

		66,258,162

Health Care Providers & Services – 2.8%
Acadia Healthcare Co., Inc.(a)	593,419	48,618,819
MEDNAX, Inc.(a) (b)	1,718,400	30,621,888

		79,240,707

Health Care Technology – 1.6%
Change Healthcare, Inc.(a)	1,843,750	45,300,937

Life Sciences Tools & Services – 1.2%
Syneos Health, Inc.(a)	572,510	34,413,576

		225,213,382

Company	Shares	U.S. $ Value

Real Estate – 6.8%
Equity Real Estate Investment Trusts (REITs) – 6.8%
Broadstone Net Lease, Inc. - Class A(b)	1,337,300	$25,595,922
Camden Property Trust	297,414	38,220,673
Cousins Properties, Inc.	873,650	23,457,503
CubeSmart	908,390	41,831,360
Physicians Realty Trust(b)	2,527,767	42,112,598
STAG Industrial, Inc.	634,054	19,528,863

		190,746,919

Materials – 6.4%
Chemicals – 2.0%
Huntsman Corp.	1,250,000	35,025,000
Innospec, Inc.	227,980	21,307,011

		56,332,011

Containers & Packaging – 1.7%
Berry Global Group, Inc.(a)	881,590	47,896,784

Metals & Mining – 2.7%
ATI, Inc.(a)	1,267,028	37,922,148
Carpenter Technology Corp.	243,653	8,276,893
Reliance Steel & Aluminum Co.	150,287	28,250,950

		74,449,991

		178,678,786

Energy – 4.4%
Energy Equipment & Services – 1.0%
Helmerich & Payne, Inc.(b)	677,790	28,975,522

Oil, Gas & Consumable Fuels – 3.4%
Cameco Corp.	1,154,750	33,660,963
HF Sinclair Corp.	691,588	36,398,276
Magnolia Oil & Gas Corp. - Class A(b)	1,031,910	24,631,692

		94,690,931

		123,666,453

Utilities – 2.7%
Electric Utilities – 1.7%
IDACORP, Inc.(b)	436,004	47,629,077

Gas Utilities – 1.0%
Southwest Gas Holdings, Inc.	357,231	27,810,433

		75,439,510

Consumer Staples – 2.1%
Food Products – 2.1%
Hain Celestial Group, Inc. (The)(a)	1,738,340	35,218,769
Nomad Foods Ltd.(a)	1,363,544	24,121,093

		59,339,862

Consumer Durables & Apparel – 1.3%
Homebuilding – 1.3%
PulteGroup, Inc.	911,060	37,043,700

Company	Shares	U.S. $ Value

Communication Services – 1.1%
Media – 1.1%
Criteo SA (Sponsored ADR)(a)	1,143,097	$30,886,481

Total Common Stocks (cost $2,602,861,104)		2,785,400,592

SHORT-TERM INVESTMENTS – 0.7%
Investment Companies – 0.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 2.03%(c) (d) (e) (cost $20,301,412)	20,301,412	20,301,412

Total Investments Before Security Lending Collateral for Securities Loaned – 99.9% (cost $2,623,162,516)		2,805,702,004

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.5%
Investment Companies – 0.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 2.03%(c) (d) (e) (cost $13,620,686)	13,620,686	13,620,686

Total Investments – 100.4% (cost $2,636,783,202)(f)		2,819,322,690
Other assets less liabilities – (0.4)%		(10,827,513)

Net Assets – 100.0%		$2,808,495,177

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of August 31, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $411,919,463 and gross unrealized depreciation of investments was $(229,379,975), resulting in net unrealized appreciation of $182,539,488.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

AB Discovery Value Fund

August 31, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2022:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$2,785,400,592	$—	$—	$2,785,400,592
Short-Term Investments	20,301,412	—	—	20,301,412
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	13,620,686	—	—	13,620,686

Total Investments in Securities	2,819,322,690	—	—	2,819,322,690
Other Financial Instruments(b)	—	—	—	—

Total	$2,819,322,690	$—	$—	$2,819,322,690

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended August 31, 2022 is as follows:

Fund	Market Value 11/30/2021 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 08/31/2022 (000)	Dividend Income (000)
Government Money Market Portfolio	$23,530	$506,098	$509,327	$20,301	$66
Government Money Market Portfolio*	1,795	146,918	135,092	13,621	24
Total	$25,325	$653,016	$644,419	$33,922	$90

*	Investments of cash collateral for securities lending transactions.